1-33434

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

November 29, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 29, 2013 The Nasdaq Stock Market (the "Exchange") received from Credit Suisse AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities

VelocityShares™ Daily Inverse VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares™ Daily Inverse VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

VelocityShares™ VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares™ VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

VelocityShares™ Daily 2x VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares™ Daily 2x VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

0001053092

VelocityShares™ 3x Long Gold ETN linked to the S&P GSCI® Gold Index ER due October 14, 2031

VelocityShares™ 3x Long Silver ETN linked to the S&P GSCI® Silver Index ER due October 14, 2031

VelocityShares™ 2x Long Platinum ETN linked to the S&P GSCI® Platinum Index ER due October 14, 2031

VelocityShares™ 3x Inverse Gold ETN linked to the S&P GSCI® Gold Index ER due October 14, 2031

VelocityShares™ 3x Inverse Silver ETN linked to the S&P GSCI® Silver Index ER due October 14, 2031

VelocityShares™ 2x Inverse Platinum ETN linked to the S&P GSCI® Platinum Index ER due October 14, 2031

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery